Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment
Property and Equipment

4.            Property and Equipment

Property and equipment are summarized as follows at December 31, 2020 and 2019:

	2020	2019
Furniture and fixtures	$298,877	$298,877
Drug storage equipment	115,054	115,054
Computer equipment	475,798	111,574
Leasehold improvements	1,239,147	1,252,885
	2,128,876	1,778,390
Less accumulated depreciation	(1,593,492)	(1,152,112)
Property and equipment, net	$535,384	$626,278

Depreciation on property and equipment was $449,815 and $424,796 for the years ended December 31, 2020 and 2019, respectively.